Financial Risk Management (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
IfrsStatementsLineItems [Line Items]
Foreign currency exchange profit or loss	$ 51	$ 13	$ 100
NIS [Member]
IfrsStatementsLineItems [Line Items]
Foreign exchange risk rate	0.05